Organization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

The consolidated financial statements include the financial statements the Aptorum Group Limited (the "Company") and its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as the "Group".

The Company, formerly known as APTUS Holdings Limited and STRIKER ASIA OPPORTUNITIES FUND CORPORATION, is a company incorporated on September 13, 2010 under the laws of the Cayman Islands with limited liability.

On March 1, 2017, the Company changed from an investment fund with management shares and non-voting participating redeemable preference shares to a holding company with operating subsidiaries. After that, the Company has become a biopharmaceutical company. The Company researches and develops life science and biopharmaceutical products within its wholly-owned subsidiary, Aptorum Therapeutics Limited, formerly known as APTUS Therapeutics Limited ("Aptorum Therapeutics") and its indirect subsidiary companies (collectively, "Aptorum Therapeutics Group").

Below summarizes the list of the major subsidiaries consolidated as of December 31, 2019:

Name	Incorporation date	Ownership	Place of incorporation	Principle activities
Aptorum Therapeutics Limited	June 30, 2016	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
APTUS MANAGEMENT LIMITED	May 16, 2017	100%	Hong Kong	Provision of management services to its holding company and fellow subsidiaries
Aptorum Medical Limited	August 28, 2017	94%	Cayman Islands	Provision of medical clinic services
Aptus Therapeutics (Hong Kong) Limited	June 30, 2016	100%	Hong Kong	Research and development of life science and biopharmaceutical products
Aptorum Pharmaceutical Development Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Aptorum Innovations Holding Limited	April 15, 2019	100%	Cayman Islands	Investment holding company
Aptorum Innovations Holding Pte. Ltd.	June 5, 2019	100%	Singapore	Research and development of life science and biopharmaceutical products
Aptorum Investment Holding Limited	March 29, 2019	100%	Cayman Islands	Investment holding company
Acticule Life Sciences Limited	June 30, 2017	80%	Cayman Islands	Research and development of life science and biopharmaceutical products
Claves Life Sciences Limited	August 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Nativus Life Sciences Limited	July 7, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Videns Incorporation Limited	March 2, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
mTOR (Hong Kong) Limited	November 4, 2016	90%	Hong Kong	Research and development of life science and biopharmaceutical products
Scipio Life Sciences Limited	July 19, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
Signate Life Sciences Limited	August 28, 2017	100%	Cayman Islands	Research and development of life science and biopharmaceutical products
SMTPH Limited	April 18, 2019	100%	Seychelles	Investment holding company
Smart Pharmaceutical Research Limited	April 24, 2019	100%	Samoa	Pharmaceutical research and analysis
Smart Pharmaceutical Development Pte. Limited	May 10, 2019	100%	Singapore	Research and development of life science and biopharmaceutical products
Smart Pharmaceutical Limited Partnership	June 7, 2019	100%	Seychelles	Issuance of asset backed securities

Initial public offering

On December 17, 2018, the Group completed an initial public offering (the "IPO" or "Offering") with new issuance of 761,419 ordinary shares at $15.80 for total offering size of approximately $12.0 million before deducting commissions and expenses. The net proceeds from the IPO was approximately $10.3 million, net off underwriting discount of approximately $1.2 million and offering costs of approximately $0.5 million. After the IPO, the ordinary shares began trading on the NASDAQ Global Market under the ticker symbol "APM".

Deferred offering costs

Deferred offering costs consist principally of legal, printing and registration costs in connection with the Group's IPO. Such costs are deferred until the closing of the Offering, at which time the deferred costs are offset against the offering proceeds. Deferred offering costs as of December 31, 2019 and 2018 amounted to $nil on the consolidated balance sheets. At the completion of the IPO, $1,732,229 offering costs was charged to additional paid-in capital.